Exhibit 99.1
SLM Private Credit Student Loan Trust 2007-A
Quarterly Servicing Report

Distribution Date Collection Period	12/17/2007 09/01/2007 — 11/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Bank of New York -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Bank of New York -	Auction Agent
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2007-A                Deal Parameters

A Student Loan Portfolio Characteristics		08/31/2007	Activity	11/30/2007
i	Portfolio Balance	$1,869,862,954.95	$1,545,119.80	$1,871,408,074.75
ii	Interest to be Capitalized	141,705,901.44		149,220,975.96

iii	Total Pool	$2,011,568,856.39		$2,020,629,050.71
iv	Cash Capitalization Account (Cii)	250,000,000.00		250,000,000.00

v	Asset Balance	$2,261,568,856.39		$2,270,629,050.71

i	Weighted Average Coupon (WAC)	10.830%		10.370%
ii	Weighted Average Remaining Term	208.96		207.61	***
iii	Number of Loans	181,835		179,098
iv	Number of Borrowers	150,424		148,328
v	Prime Monthly Reset — Adjustable Period	$23,701,354		$23,753,078
ix	Prime Monthly Reset — Non Adjustable Period	$1,900,959,414		$1,909,742,029
vi	Prime Quarterly Reset	$32,544,258		$31,853,009
vii	Prime Annual Reset	$43,600,339		$43,899,036
viii	T-bill Loans Outstanding	$9,720,113		$9,766,082
ix	Fixed Loans Outstanding	$1,043,378		$1,615,817
x	Pool Factor	1.004845352		1.009371220

						% of O/S		% of O/S
B	Notes		Cusips	Spread/Coupon	Balance 9/17/2007	Securities**	Balance 12/17/2007	Securities**
	i	A-1 Notes	78443DAA0	0.030%	$604,875,596.35	27.269%	$604,875,596.35	27.269%
	ii	A-2 Notes	78443DAB8	0.120%	566,000,000.00	25.516%	566,000,000.00	25.516%
	iii	A-3 Notes	78443DAC6	0.170%	219,000,000.00	9.873%	219,000,000.00	9.873%
	iv	A-4 Notes	78443DAD4	0.240%	653,891,000.00	29.479%	653,891,000.00	29.479%
	v	B Notes	78443DAF9	0.300%	73,142,000.00	3.297%	73,142,000.00	3.297%
	vi	C-1 Notes	78443DAH5	0.430%	35,273,000.00	1.590%	35,273,000.00	1.590%
	vii	C-2 Notes	78443DAJ1	ARS	66,000,000.00	2.975%	66,000,000.00	2.975%

	viii	Total Notes			$2,218,181,596.35	100.000%	$2,218,181,596.35	100.000%

C	Auction Rate Security Principal Allocated But Not Distributed			09/17/2007	12/17/2007
	i	C-2 Notes	78443DAJ1	$0.00	$0.00

	Account and Asset Balances			09/17/2007	12/17/2007
D	i	Specified Reserve Account Balance		$5,001,254.00	$5,001,254.00
	ii	Reserve Account Balance		$5,001,254.00	$5,001,254.00
	iii	Cash Capitalization Acct Balance		$250,000,000.00	$250,000,000.00
	iv	Future Distribution Account		$9,810,722.78	$9,353,962.09

	v	Initial Asset Balance		$2,250,501,628.00	$2,250,501,628.00
	vi	Specified Overcollateralization Amount		$45,010,032.56	$45,010,032.56
	vii	Actual Overcollateralization Amount		$43,387,260.04	$52,447,454.36

	viii	Has the Stepdown Date Occurred?*		No	No

*	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and June 15, 2012. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes. See the prospectus for complete information concerning the Stepdown Date.

**	Percentages may not total 100% due to rounding.

***	Weighted Average was updated on December 28, 2007.

II. 2007-A Transactions from: 09/01/2007 through:	11/30/2007

A	Student Loan Principal Activity
	i	Principal Payments Received	$29,880,438.51
	ii	Purchases by Servicer (Delinquencies >180)	—
	iii	Other Servicer Reimbursements	454.54
	iv	Other Principal Reimbursements	489,863.74

	v	Total Principal Collections	$30,370,756.79

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$1,427,971.12
	ii	Capitalized Interest	(29,243,751.58)
	iii	Capitalized Insurance Fee	(4,102,678.93)
	iv	Other Adjustments	2,582.80

	v	Total Non-Cash Principal Activity	$(31,915,876.59)

C	Total Student Loan Principal Activity		$(1,545,119.80)

D	Student Loan Interest Activity
	i	Interest Payments Received	$10,739,885.15
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	15.00
	iv	Other Interest Reimbursements	10,178.86
	v	Late Fees	71,984.67
	vi	Collection Fees/Return Items	0.00

	vii	Total Interest Collections	$10,822,063.68

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$82,198.74
	ii	Capitalized Interest	29,243,751.58
	iii	Other Interest Adjustments	(349.00)

	iv	Total Non-Cash Interest Adjustments	$29,325,601.32

F	Total Student Loan Interest Activity		$40,147,665.00

III. 2007-A Collection Account Activity 09/01/2007 through:	11/30/2007

A Principal Collections
i	Principal Payments Received	$14,825,534.72
ii	Consolidation Principal Payments	15,054,903.79
iii	Purchases by Servicer (Delinquencies >180)	—
iv	Reimbursements by Seller	445.50
v	Reimbursements by Servicer	454.54
vi	Other Re-purchased Principal	489,418.24

vii	Total Principal Collections	$30,370,756.79

B Interest Collections
i	Interest Payments Received	$10,102,725.61
ii	Consolidation Interest Payments	637,159.54
iii	Purchases by Servicer (Delinquencies >180)	0.00
iv	Reimbursements by Seller	0.00
v	Reimbursements by Servicer	15.00
vi	Other Re-purchased Interest	10,178.86
vii	Collection Fees/Return Items	0.00
viii	Late Fees	71,984.67

ix	Total Interest Collections	$10,822,063.68

C Recoveries on Realized Losses	$46,210.37

D Funds Borrowed from Next Collection Period	$0.00

E Funds Repaid from Prior Collection Periods	$0.00

F Investment Income	$3,598,836.78

G Borrower Incentive Reimbursements	$5,889.34

H Interest Rate Cap Proceeds	$0.00

I Gross Swap Receipt	$27,362,651.65

J Initial Deposits into Collection Account	$—

K Other Deposits	$209,494.03

TOTAL FUNDS RECEIVED	$72,415,902.64

LESS FUNDS PREVIOUSLY REMITTED:
i Funds Allocated to the Future Distribution Account	$(30,433,498.90)
ii Funds Released from the Future Distribution Account	$27,227,162.91

AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT	$69,209,566.65

L Amount released from Cash Capitalizaton Account	$0.00

M AVAILABLE FUNDS	$69,209,566.65

N Servicing Fees Due for Current Period	$1,085,475.56

O Carryover Servicing Fees Due	$0.00

P Administration Fees Due	$20,000.00

Q Total Fees Due for Period	$1,105,475.56

IV. 2007-A Future Distribution Account Activity

A Account Reconciliation

i	Beginning Balance	09/17/2007	$9,810,722.78
ii	Total Allocations for Distribution Period		$20,622,776.12
iii	Total Payments for Distribution Period		$(3,206,335.99)
iv	Funds Released to the Collection Account		$(27,227,162.91)

v	Total Balance Prior to Current Month Allocations		$0.00

vi	Ending Balance	12/17/2007	$9,353,962.09

B Monthly Allocations to the Future Distribution Account

	Monthly Allocation Date	09/17/2007
i	Primary Servicing Fees		$1,090,753.39
ii	Administration fees		$6,666.67
iii	Broker Dealer, Auction Agent Fees		$8,136.33
iv	Interest Accrued on the Class A Notes and Swap		$8,705,166.39
v	Interest Accrued on the Class B Notes		0.00

vi	Balance as of	09/17/2007	$9,810,722.78

	Monthly Allocation Date	10/15/2007
i	Primary Servicing Fees		$1,088,375.59
ii	Administration fees		6,666.67
iii	Broker Dealer, Auction Agent Fees		9,008.08
iv	Interest Accrued on the Class A Notes and Swap		9,167,181.06
v	Interest Accrued on the Class B Notes		0.00

vi	Total Allocations		$10,271,231.40

	Monthly Allocation Date	11/15/2007
i	Primary Servicing Fees		$1,084,124.07
ii	Administration fees		6,666.67
iii	Broker Dealer, Auction Agent Fees		9,298.67
iv	Interest Accrued on the Class A Notes and Swap		9,251,455.31
v	Interest Accrued on the Class B Notes		0.00

vi	Total Allocations		$10,351,544.72

C Total Future Distribution Account Deposits Previously Allocated			$30,433,498.90

D Current Month Allocations		12/17/2007
i	Primary Servicing		$1,091,654.71
ii	Administration fees		6,666.67
iii	Broker Dealer, Auction Agent Fees		8,426.92
iv	Interest Accrued on the Class A Notes and Swap		8,247,213.79
v	Interest Accrued on the Class B & C Notes		0.00

vi	Allocations on the Distribution Date		$9,353,962.09

V. 2007-A Auction Rate Security Detail
A Auction Rate Securities — Payments During Distribution Period

	Payment	Security	Interest	No. of			Interest	Broker/Dealer	Auction Agent
i	Date *	Description	Rate	Days	Start Date	End Date	Payment	Fees	Fees

	10/04/2007	SLMPC 2007-A C2	6.600000%	28	09/06/2007	10/04/2007	338,800.00	7,700.00	436.33
	11/01/2007	SLMPC 2007-A C2	6.600000%	28	10/04/2007	11/01/2007	338,800.00	7,700.00	436.33
	11/29/2007	SLMPC 2007-A C2	6.300000%	28	11/01/2007	11/29/2007	323,400.00	7,700.00	436.33
  *    The record date for an auction rate security is two New York business days prior to the payment date.

ii	Auction Rate Note Interest Paid During Distribution Period	09/17/2007 - 12/17/2007	$1,001,000.00
iii	Broker/Dealer Fees Paid During Distribution Period	09/17/2007 - 12/17/2007	$23,100.00
iv	Auction Agent Fees Paid During Distribution Period	09/17/2007 - 12/17/2007	$1,308.99
v	Primary Servicing Fees Remitted to the Servicer	09/17/2007 - 12/17/2007	$2,180,927.00
vi	Total		$3,206,335.99
	- Less: Auction Rate Security Interest Payments due on the Distribution Date		$0.00
	- Less: Auction Rate Security Auction Agent Fees due on the Distribution Date		$0.00
	- Less: Auction Rate Security Broker Dealer Fees due on the Distribution Date		$0.00

B Total Payments Out of Future Distribution Account During Collection Period			$3,206,335.99

C Funds Released to Collection Account			$27,227,162.91

Auction Rate Student Loan	Sep-07	Oct-07	Nov-07
D Rates
	10.121%	10.127%	9.653%

VI. 2007-A      Loss and Recovery Detail

			% of Original Pool		08/31/2007	11/30/2007
A	i	Cumulative Realized Losses Test
		March 29, 2007 to June 15, 2012	15%		$300,075,244.20	$300,075,244.20
		September 15, 2012 to June 15, 2015	18%
		September 15, 2015 and thereafter	20%
	ii	Cumulative Realized Losses (Net of Recoveries)			$1,339,235.39	$2,720,996.14

	iii	Is Test Satisfied (ii < i)?		Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period			$9,240.55	$38,693.19
	iii	Interest Cash Recovered During Collection Period			$2,434.54	$7,170.26
	iv	Late Fees and Collection Costs Recovered During Collection Period			$672.15	$346.92

	v	Total Recoveries for Period			$12,347.24	$46,210.37

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer			$1,351,582.63	$2,779,553.75
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer			94,864.04	177,062.78

	iv	Total Gross Defaults:			$1,446,446.67	$2,956,616.53

VII. 2007-A Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	08/31/2007	11/30/2007	08/31/2007	11/30/2007	08/31/2007	11/30/2007	08/31/2007	11/30/2007	08/31/2007	11/30/2007

INTERIM:
In School	11.034%	10.531%	109,224	102,442	60.068%	57.199%	$1,060,686,639.20	$993,417,462.48	56.725%	53.084%

Grace	10.987%	10.527%	31,835	14,845	17.508%	8.289%	$303,308,337.91	$151,996,445.67	16.221%	8.122%

Deferment	10.214%	9.873%	2,610	4,599	1.435%	2.568%	$30,113,467.66	$48,877,152.38	1.610%	2.612%

TOTAL INTERIM	11.006%	10.503%	143,669	121,886	79.011%	68.055%	$1,394,108,444.77	$1,194,291,060.53	74.557%	63.818%

REPAYMENT
Active
Current	9.978%	9.864%	29,971	46,854	16.483%	26.161%	$382,551,802.48	$556,780,666.32	20.459%	29.752%
31-60 Days Delinquent	12.024%	11.511%	936	698	0.515%	0.390%	8,987,733.56	$7,895,189.42	0.481%	0.422%
61-90 Days Delinquent	12.897%	11.545%	415	314	0.228%	0.175%	3,365,591.76	$3,015,419.16	0.180%	0.161%
91-120 Days Delinquent	12.453%	12.174%	120	145	0.066%	0.081%	1,006,174.07	$1,346,784.33	0.054%	0.072%
121-150 Days Delinquent	11.220%	11.977%	33	108	0.018%	0.060%	286,351.54	$967,117.86	0.015%	0.052%
151-180 Days Delinquent	11.596%	12.294%	11	25	0.006%	0.014%	235,448.02	$292,681.58	0.013%	0.016%
> 180 Days Delinquent	12.681%	11.829%	6	14	0.003%	0.008%	85,622.16	$114,398.70	0.005%	0.006%

Forbearance	11.257%	11.115%	6,674	9,054	3.670%	5.055%	79,235,786.59	$106,704,756.85	4.238%	5.702%

TOTAL REPAYMENT	10.258%	10.097%	38,166	57,212	20.989%	31.945%	$475,754,510.18	$677,117,014.22	25.443%	36.182%

GRAND TOTAL	10.830%	10.370%	181,835	179,098	100.000%	100.000%	$1,869,862,954.95	$1,871,408,074.75	100.000%	100.000%

* Percentages may not total 100% due to rounding

VIII. 2007-A      Portfolio Characteristics by Loan Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- Undergraduate & Graduate Loans	10.519%	153,885	$1,414,147,709.54	75.566%
- Law Loans	9.438%	4,698	65,069,859.53	3.477%
- Med Loans	8.830%	2,251	26,399,359.95	1.411%
- MBA Loans	8.832%	759	13,939,851.40	0.745%
- Direct to Consumer Loans	11.636%	12,924	172,004,682.19	9.191%
- Private Credit Consolidation Loans	8.508%	4,581	179,846,612.14	9.610%

- Total	10.370%	179,098	$1,871,408,074.75	100.000%

*	Percentages may not total 100% due to rounding

IX. 2007-A Interest Rate Swap and Cap Calculations

A	Swap Payments			Credit Suisse International
				Swap Calculation
	i Notional Swap Amount — Aggregate Prime Loans Outstanding			$1,900,959,413.81
	Counterparty Pays:
	ii 3 Month Libor			5.69438%
	iii Gross Swap Receipt Due Trust			$27,362,651.65
	iv Days in Period	09/17/2007	12/17/2007	91

	SLM Private Credit Trust Pays:
	v * Prime Rate (WSJ)	L2.7500%		5.16484%
	vi Gross Swap Payment Due Counterparty			$24,478,130.44
	vii Days in Period	09/15/2007	12/15/2007	91

* Monthly Reset Swap — Prime Side Resets

Determination		Period		# Days
Date		Effective		In Period	Rate
08/30/2007	09/15/2007	—	10/14/2007	30	8.25000%
09/27/2007	10/15/2007	—	11/14/2007	31	7.75000%
10/30/2007	11/15/2007	—	12/14/2007	30	7.75000%

				Wtd Avg Rate:	7.91484%

X. 2007-A Accrued Interest Factors

	Accrued		Record Date
	Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate*	Index
A Class A-1 Interest Rate	0.014469961	09/17/2007 - 12/17/2007	1 NY Business Day	5.72438%	LIBOR

B Class A-2 Interest Rate	0.014697461	09/17/2007 - 12/17/2007	1 NY Business Day	5.81438%	LIBOR

C Class A-3 Interest Rate	0.014823849	09/17/2007 - 12/17/2007	1 NY Business Day	5.86438%	LIBOR

D Class A-4 Interest Rate	0.015000794	09/17/2007 - 12/17/2007	1 NY Business Day	5.93438%	LIBOR

E Class B Interest Rate	0.015152461	09/17/2007 - 12/17/2007	1 NY Business Day	5.99438%	LIBOR

F Class C-1 Interest Rate	0.015481072	09/17/2007 - 12/17/2007	1 NY Business Day	6.12438%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

XI. 2007-A Inputs From Prior Period 08/31/2007

A	Total Student Loan Pool
	Outstanding
	i Portfolio Balance	$1,869,862,954.95
	ii Interest To Be Capitalized	141,705,901.44

	iii Total Pool	$2,011,568,856.39
	iv Cash Capitalization Account	250,000,000.00
	(CI)

	v Asset Balance	$2,261,568,856.39

B	Total Note Factor	0.990566500
C	Total Note Balance	$2,218,181,596.35

D	Note Balance 09/17/2007	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C-1	Class C-2
	i Current Factor	0.966254900	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$604,875,596.35	$566,000,000.00	$219,000,000.00	$653,891,000.00	$73,142,000.00	$35,273,000.00	$66,000,000.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing
	Fees from Prior Month(s)		$0.00
F	Unpaid Administration
	fees from Prior Quarter(s)		$0.00
G	Unpaid Carryover
	Servicing Fees from
	Prior Quarter(s)		$0.00

XII. 2007-A Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	9/17/07	$2,043,766,596	$2,116,908,596	$2,218,181,596
Asset Balance	8/31/07	$2,261,568,856	$2,261,568,856	$2,261,568,856

Pool Balance	11/30/07	$2,020,629,051	$2,020,629,051	$2,020,629,051
Amounts on Deposit*	12/17/07	$263,499,365	262,391,084	261,845,020
Total		$2,284,128,416	$2,283,020,135	$2,282,474,071

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$217,802,260.04
Specified Class A Enhancement		$340,594,357.61	The greater of 15% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$144,660,260.04
Specified Class B Enhancement		$229,901,191.38	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$43,387,260.04
Specified Class C Enhancement		$68,118,871.52	The greater of 3% of the Asset Balance or the Specified Overcollateralization Amount

*	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XV Items B through F for the Class A; Items B through H for the Class B; and Items B through J for the Class C
XIII. 2007-A Cash Capitalization Account Triggers

A	Cash Capitalization Account Balance as of Collection End Date	11/30/2007	$250,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds	12/17/2007	0.00

	Cash Capitalization Account Balance (CI)*		$250,000,000.00

B	March 16, 2009 - December 15, 2009
	i 5.50% of Initial Asset Balance		$123,777,589.54
	ii Excess, CI over 5.5% of initial Asset Bal		$126,222,410.46
	iii Release A(ii) excess to Collection Account?**	12/17/2007	DO NOT RELEASE

C	March 15, 2010 - December 15, 2010
	i 3.50% of Initial Asset Balance		$78,767,556.98
	ii Excess, CI over 3.5% of initial Asset Ba		$171,232,443.02
	iii Release B(ii) excess to Collection Account?**	12/17/2007	DO NOT RELEASE

D	March 15, 2011 - December 15, 2011
	i 1.50% of Initial Asset Balance		$33,757,524.42
	ii Excess, CI over 1.5% of initial Asset Bal		$216,242,475.58
	iii Release B(ii) excess to Collection Account?**	12/17/2007	DO NOT RELEASE

E	Release from Cash Capitalization Account (R)*	12/17/2007	$0.00

*	as defined under “Asset Balance” on page S-83 of the prospectus supplement.

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on page S-60 of the prospectus supplement.

XIV. 2007-A Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No

	ii	Aggregate A Notes Outstanding	09/17/2007	$2,043,766,596.35
	iii	Asset Balance	11/30/2007	$2,270,629,050.71

	iv	First Priority Principal Distribution Amount	12/17/2007	$0.00

	v	Is the Class B Note Parity Trigger in Effect?		No

	vi	Aggregate A and B Notes Outstanding	09/17/2007	$2,116,908,596.35
	vii	Asset Balance	11/30/2007	$2,270,629,050.71
	viii	First Priority Principal Distribution Amount	12/17/2007	$0.00

	ix	Second Priority Principal Distribution Amount	12/17/2007	$0.00

	x	Is the Class C Note Parity Trigger in Effect?		No

	xi	Aggregate A, B and C Notes Outstanding	09/17/2007	$2,218,181,596.35
	xii	Asset Balance	11/30/2007	$2,270,629,050.71
	xiii	First Priority Principal Distribution Amount	12/17/2007	$0.00
	xiv	Second Priority Principal Distribution Amount	12/17/2007	$0.00

	xv	Third Priority Principal Distribution Amount	12/17/2007	$0.00

B	Regular Principal Distribution

	i	Aggregate Notes Outstanding	09/17/2007	$2,218,181,596.35

	ii	Asset Balance	11/30/2007	$2,270,629,050.71
	iii	Specified Overcollateralization Amount	12/17/2007	$45,010,032.56
	iv	First Priority Principal Distribution Amount	12/17/2007	$0.00
	v	Second Priority Principal Distribution Amount	12/17/2007	$0.00
	vi	Third Priority Principal Distribution Amount	12/17/2007	$0.00
	vii	Regular Principal Distribution Amount		$—

C	Class A Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	11/30/2007	$2,270,629,050.71
	iii	85% of Asset Balance	11/30/2007	$1,930,034,693.09
	iv	Specified Overcollateralization Amount	12/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$1,930,034,693.09
	vi	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	vii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

D	Class B Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	11/30/2007	$2,270,629,050.71
	iii	89.875% of Asset Balance	11/30/2007	$2,040,727,859.32
	iv	Specified Overcollateralization Amount	12/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$2,040,727,859.32
	vi	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$0.00
	vii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

E	Class C Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	11/30/2007	$2,270,629,050.71
	iii	97% of Asset Balance	11/30/2007	$2,202,510,179.18
	iv	Specified Overcollateralization Amount	12/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$2,202,510,179.18
	vi	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$0.00
	vii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

XV. 2007-A Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Sections III-L )	$69,209,566.65	$69,209,566.65

B		Primary Servicing Fees-Current Month plus any Unpaid	$1,085,475.56	$68,124,091.09

C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$68,104,091.09

D		Auction Agent Fees Due 12/17/2007	$0.00	$68,104,091.09
		Broker/Dealer Fees Due 12/17/2007	$0.00	$68,104,091.09

E		Gross Swap Payment	$24,478,130.44	$43,625,960.65

F	i	Class A-1 Noteholders’ Interest Distribution Amount due 12/17/2007	$8,752,526.02	$34,873,434.63
	ii	Class A-2 Noteholders’ Interest Distribution Amount due 12/17/2007	$8,318,762.67	$26,554,671.96
	iii	Class A-3 Noteholders’ Interest Distribution Amount due 12/17/2007	$3,246,423.03	$23,308,248.93
	iv	Class A-4 Noteholders’ Interest Distribution Amount due 12/17/2007	$9,808,884.12	$13,499,364.81
	viii	Swap Termination Fees due 12/17/2007	$0.00	$13,499,364.81

G		First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$13,499,364.81

H		Class B Noteholders’ Interest Distribuition Amount due 12/17/2007	$1,108,281.27	$12,391,083.54

I		Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$12,391,083.54

J	i	Class C-1 Noteholders’ Interest Distribuition Amount	$546,063.84	$11,845,019.70
	ii	Class C-2 Noteholders’ Interest Distribuition Amount	$0.00	$11,845,019.70

K		Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$11,845,019.70

L		Increase to the Specified Reserve Account Balance	$0.00	$11,845,019.70

M		Regular Principal Distribution Amount — Principal Distribution Account	$0.00	$11,845,019.70

N		Carryover Servicing Fees	$0.00	$11,845,019.70

O		Auction Rate Noteholder’s Interest Carryover
	i	Class C-2	$0.00	$11,845,019.70

P		Swap Termination Payments	$0.00	$11,845,019.70

Q		Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$11,845,019.70

R		Remaining Funds to the Certificateholders	$11,845,019.70	$0.00

XVI. 2007-A Principal Distribution Account Allocations
				Remaining Funds Balance
A		Total from Collection Account	$0.00	$0.00
B	i	Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
C		Class B Principal Distribution Amount Paid	$0.00	$0.00
D	i	Class C-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Class C-2 Principal Distribution Amount Paid (or allocated)	$0.00	$0.00
E	i	Remaining Class C-1 Distribution Paid	$0.00	$0.00
	ii	Remaining Class C-2 Distribution Paid (or allocated)	$0.00	$0.00
F		Remaining Class B Distribution Paid	$0.00	$0.00
G	i	Remaining Class A-1 Distribution Paid	$0.00	$0.00
	ii	Remaining Class A-2 Distribution Paid	$0.00	$0.00
	iii	Remaining Class A-3 Distribution Paid	$0.00	$0.00
	iv	Remaining Class A-4 Distribution Paid	$0.00	$0.00

XVII. 2007-A Distributions

A		Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C-1	Class C-2

	i	Quarterly Interest Due			$8,752,526.02	$8,318,762.67	$3,246,423.03	9,808,884.12	1,108,281.27	546,063.84	$0.00
	ii	Quarterly Interest Paid			8,752,526.02	8,318,762.67	3,246,423.03	9,808,884.12	1,108,281.27	546,063.84	0.00

	iii	Interest Shortfall			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid			0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid (or allocated)			0.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount			$8,752,526.02	$8,318,762.67	$3,246,423.03	$9,808,884.12	$1,108,281.27	$546,063.84	$0.00

B	Note Balances			09/17/2007	Paydown Factors	12/17/2007

	i	A-1 Note Balance	78443DAA0	$604,875,596.35		$604,875,596.35
		A-1 Note Pool Factor		0.966254900	0.000000000	0.966254900

	ii	A-2 Note Balance	78443DAB8	$566,000,000.00		$566,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443DAC6	$219,000,000.00		$219,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443DAD4	$653,891,000.00		$653,891,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443DAF9	$73,142,000.00		$73,142,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	C-1 Note Balance	78443DAH5	$35,273,000.00		$35,273,000.00
		C-1 Note Pool Factor		1.000000000	0.000000000	1.000000000
							Next ARS Pay
							Date	Balances

	vii	C-2 Note Balance	78443DAJ1	$66,000,000.00		$66,000,000.00	12/27/2007	$66,000,000.00
		C-2 Note Pool Factor		1.000000000	0.000000000	1.0000000000		1.000000000

C	Auction Rate Security Principal Distribution Reconciliation*
	i	Principal Due			$0.00
	ii	Redeemable Shares			$0.00
	iii	Aggregate Principal to be paid			$0.00
	iv	Excess Carried Forward to Next Distribution			$0.00

*	Class A Auction Rate Security Principal is paid pro-rata in lots of $50,000

XVIII. 2007-A Historical Pool Information

		09/01/2007 - 11/30/2007	06/01/2007 - 08/31/2007	03/29/2007 - 05/31/2007
Beginning Student Loan Portfolio Balance		$1,869,862,954.95	$1,888,594,257.54	$1,911,368,532.03

Student Loan Principal Activity
i	Principal Payments Received	$29,880,438.51	$32,212,172.34	$19,460,401.43
ii	Purchases by Servicer (Delinquencies > 180)	—	—	—
iii	Other Servicer Reimbursements	454.54	326.74	717.08
iv	Seller Reimbursements	489,863.74	601,537.82	6,951,641.42

v	Total Principal Collections	$30,370,756.79	$32,814,036.90	$26,412,759.93
Student Loan Non-Cash Principal Activity
i	Realized Losses/Loans Charged Off	$1,427,971.12	$796,647.74	$554,934.89
ii	Capitalized Interest	(29,243,751.58)	(13,295,631.61)	(3,954,106.13)
iii	Capitalized Insurance Fee	$(4,102,678.93)	$(1,581,423.65)	$(244,650.96)
iv	Other Adjustments	2,582.80	(2,326.79)	5,336.76

v	Total Non-Cash Principal Activity	$(31,915,876.59)	$(14,082,734.31)	$(3,638,485.44)

(-) Total Student Loan Principal Activity		$(1,545,119.80)	$18,731,302.59	$22,774,274.49

Student Loan Interest Activity
i	Interest Payments Received	$10,739,885.15	$10,322,839.68	$6,593,983.36
ii	Repurchases by Servicer (Delinquencies >180)	—	—	—
iii	Other Servicer Reimbursements	15.00	20.44	12.85
iv	Seller Reimbursements	10,178.86	11,832.41	78,175.91
v	Late Fees	71,984.67	62,906.06	31,342.67
vi	Collection Fees	—	—	—

viii	Total Interest Collections	10,822,063.68	10,397,598.59	6,703,514.79

Student Loan Non-Cash Interest Activity
i	Realized Losses/Loans Charged Off	$82,198.74	$54,412.13	$40,451.91
ii	Capitalized Interest	29,243,751.58	13,295,631.61	3,954,106.13
iii	Other Interest Adjustments	(349.00)	73.10	1,420.20

iv	Total Non-Cash Interest Adjustments	$29,325,601.32	$13,350,116.84	$3,995,978.24

v	Total Student Loan Interest Activity	$40,147,665.00	$23,747,715.43	$10,699,493.03

(=) Ending Student Loan Portfolio Balance		$1,871,408,074.75	$1,869,862,954.95	$1,888,594,257.54

(+) Interest to be Capitalized		$149,220,975.96	$141,705,901.44	$115,185,571.48

(=) TOTAL POOL		$2,020,629,050.71	$2,011,568,856.39	$2,003,779,829.02

(+) Cash Capitalization Account Balance (CI)		$250,000,000.00	$250,000,000.00	$250,000,000.00

(=) Asset Balance		$2,270,629,050.71	$2,261,568,856.39	$2,253,779,829.02

XIX. 2007-A Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jun-07	$2,003,779,829	6.95%
Sep-07	$2,011,568,856	6.33%
Dec-07	$2,020,629,051	5.98%

*	Constant Prepayment Rate. CPR calculation logic was refined in December 2005 to better reflect the number of days since the statistical cutoff date and may not exactly match Since Issued CPR disclosed in prior periods.